Loans and borrowings - Additional Information (Detail) - EUR (€) € in Thousands					12 Months Ended
	Nov. 20, 2020	Nov. 17, 2020	Oct. 03, 2018	Sep. 26, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs					€ 0	€ 11,160	€ 0
Proceeds from borrowings, classified as financing activities					0	462,057	0
Repayments of borrowings, classified as financing activities					€ 2,376	€ 170,838	€ 20,100
UBS And ING Bank [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 300,000
Payments for debt issue costs				3,648
Senior Amortizing Term Loan Facility [Member] | UBS And ING Bank [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount				60,000
Senior Non Amortizing Term Loan Facility [Member] | UBS And ING Bank [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount				90,000
Acquisition Term Loan Facility [Member] | UBS And ING Bank [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount				100,000
Senior Amortizing Term Loan Facility And Senior Non Amortizing Term Loan Facility [Member] | UBS And ING Bank [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities			€ 150,000
Borrowings, adjustment to interest rate basis							2.25%
Repayments of borrowings, classified as financing activities	€ 125,000
Senior Amortizing Term Loan Facility And Senior Non Amortizing Term Loan Facility [Member] | UBS And ING Bank [Member] | January To February Two Two Thousand And Twenty [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						2.25%
Senior Amortizing Term Loan Facility And Senior Non Amortizing Term Loan Facility [Member] | UBS And ING Bank [Member] | March To September Two Thousand And Twenty [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						1.75%
Senior Amortizing Term Loan Facility And Senior Non Amortizing Term Loan Facility [Member] | UBS And ING Bank [Member] | October Till November Twentieth Two Thousand And Twenty [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						1.50%
Senior Credit Facilities With Syndicate Of Banks [Member] | Senior Facilities Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 530,000
Senior Secured Term Loan Facility [Member] | Senior Facilities Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 420,000
Proceeds from borrowings, classified as financing activities	€ 420,000
Long Term Debt Term		7 years
Multicurrency Revolving Credit Facility [Member] | Senior Facilities Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Long Term Debt Term		6 years 6 months
Line Of Credit Maximum Borrowing Capacity		€ 110,000
Senior Secured Term Loan Facility And Multicurrecny Revolving Credit Facility [Member] | Senior Facilities Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs		€ 11,160
Revolving Credit Facility For Working Capital Purpose [Member] | UBS And ING Bank [Member]
Disclosure of detailed information about borrowings [line items]
Line Of Credit Maximum Borrowing Capacity				€ 50,000